TAXATION (Summary of Movement of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Movement of Valuation Allowance
Beginning balance	$ 7,868	$ 4,444
Current year addition	869	4,396
Current year reversal	(1,789)	(972)
Ending balance	6,948	$ 7,868
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 52,923
PRC [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, expiration date	Jan. 01, 2018
Net operating losses, expiration period	5 years